Revenue (Details) - Schedule of deferred revenue activity - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of deferred revenue activity [Abstract]
Deferred revenue beginning balance	$ 4,126
Net additions	6,069	$ 12,657
Revenue recognized	(6,339)	(9,375)
Deferred revenue ending balance	$ 3,856	$ 4,126